Set forth below the breakdown of trade receivables by their gross amount by maturity period: (Details) - BRL (R$) R$ in Millions	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Trade account receivables gross	R$ 271	R$ 186
Current [member]
IfrsStatementLineItems [Line Items]
Trade account receivables gross	269	181
Not later than one month [member]
IfrsStatementLineItems [Line Items]
Trade account receivables gross	1	2
Later than three months [member]
IfrsStatementLineItems [Line Items]
Trade account receivables gross	R$ 1	R$ 3